Prepaid Expenses and Deposit to Vendors (Details Narrative) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid professional fees, rents and other prepaid expenses	$ 44,066	$ 22,861	$ 28,966
Deposits		16,243
Other prepaid expenses		6,618
Third party vendor deposits	$ 45,636	$ 41,150